Note 10 - Intangible Assets, Net - Intangible Assets and Goodwill (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Values at the beginning of the year		$ 1,465,965
Values at the end of the year		1,561,559	$ 1,465,965
Information system projects [member]
Statement Line Items [Line Items]
Values at the beginning of the year		66,638
Values at the end of the year		68,533	66,638
Licenses, patents and trademarks [member]
Statement Line Items [Line Items]
Values at the beginning of the year	[1]	91,105
Values at the end of the year	[1]	89,970	91,105
Goodwill [member]
Statement Line Items [Line Items]
Values at the beginning of the year		1,288,344
Values at the end of the year		1,320,245	1,288,344
Customer-related intangible assets [member]
Statement Line Items [Line Items]
Values at the beginning of the year		19,878
Values at the end of the year		82,811	19,878
Gross carrying amount [member]
Statement Line Items [Line Items]
Values at the beginning of the year		5,189,988	5,175,587
Translation differences		(2,955)	(10,473)
Increase due to business combinations	[2]	114,466
Additions		36,259	31,905
Transfers / Reclassifications		(4,665)	(5,493)
Disposals		(6,593)	(1,538)
Values at the end of the year		5,326,500	5,189,988
Gross carrying amount [member] | Information system projects [member]
Statement Line Items [Line Items]
Values at the beginning of the year		580,622	560,692
Translation differences		(1,917)	(6,153)
Increase due to business combinations	[2]	405
Additions		35,487	31,632
Transfers / Reclassifications		(4,665)	(5,493)
Disposals		(5,062)	(56)
Values at the end of the year		604,870	580,622
Gross carrying amount [member] | Licenses, patents and trademarks [member]
Statement Line Items [Line Items]
Values at the beginning of the year	[1]	464,571	465,963
Translation differences	[1]	(70)	(183)
Increase due to business combinations	[1],[2]
Additions	[1]	772	273
Transfers / Reclassifications	[1]
Disposals	[1]	(1,531)	(1,482)
Values at the end of the year	[1]	463,742	464,571
Gross carrying amount [member] | Goodwill [member]
Statement Line Items [Line Items]
Values at the beginning of the year		2,085,936	2,090,073
Translation differences		(968)	(4,137)
Increase due to business combinations	[2]	32,869
Additions
Transfers / Reclassifications
Disposals
Values at the end of the year		2,117,837	2,085,936
Gross carrying amount [member] | Customer-related intangible assets [member]
Statement Line Items [Line Items]
Values at the beginning of the year		2,058,859	2,058,859
Translation differences
Increase due to business combinations	[2]	81,192
Additions
Transfers / Reclassifications
Disposals
Values at the end of the year		2,140,051	2,058,859
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Values at the beginning of the year		3,724,023	3,514,728
Translation differences		(1,734)	(5,551)
Disposals		(5,263)	(46)
Amortization charge		47,915	214,892
Values at the end of the year		3,764,941	3,724,023
Accumulated depreciation, amortisation and impairment [member] | Information system projects [member]
Statement Line Items [Line Items]
Values at the beginning of the year		513,984	478,946
Translation differences		(1,734)	(5,551)
Disposals		(4,850)	(46)
Amortization charge		28,937	40,635
Values at the end of the year		536,337	513,984
Accumulated depreciation, amortisation and impairment [member] | Licenses, patents and trademarks [member]
Statement Line Items [Line Items]
Values at the beginning of the year	[1]	373,466	372,746
Translation differences	[1]
Disposals	[1]	(413)
Amortization charge	[1]	719	720
Values at the end of the year	[1]	373,772	373,466
Accumulated depreciation, amortisation and impairment [member] | Goodwill [member]
Statement Line Items [Line Items]
Values at the beginning of the year		797,592	797,592
Translation differences
Disposals
Amortization charge
Values at the end of the year		797,592	797,592
Accumulated depreciation, amortisation and impairment [member] | Customer-related intangible assets [member]
Statement Line Items [Line Items]
Values at the beginning of the year		2,038,981	1,865,444
Translation differences
Disposals
Amortization charge		18,259	173,537
Values at the end of the year		$ 2,057,240	$ 2,038,981

[1]	Includes Proprietary Technology.
[2]	Related to SSP acquisition.